Stock Based Compensation - Summary of Restricted Common Stock Activity (Detail)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Unvested restricted stock Opening | shares	0
Number of Shares Granted | shares	433,420
Number of Shares Unvested restricted stock Closing | shares	433,420
Weighted Average Grant Date Fair Value Unvested restricted stock Opening | $ / shares	$ 0
Weighted Average Grant Date Fair Value Granted | $ / shares	4.78
Weighted Average Grant Date Fair Value Unvested restricted stock Closing | $ / shares	$ 4.78